Filed pursuant to Rule 497(e)

Registration Nos. 333-272579; 811-23883

The 2023 ETF Series Trust

Eagle Capital Select Equity ETF (EAGL)

Brandes U.S. Small-Mid Cap Value ETF (BSMC)

Brandes U.S. Value ETF (BUSA)

Brandes International ETF (BINV)

Atlas America Fund (USAF)

Pictet AI Enhanced US Equity ETF (PQUS)

Pictet AI & Automation ETF (PBOT)

Pictet Cleaner Planet ETF (PCLN)

Pictet AI Enhanced International Equity ETF (PQNT)

Pictet Emerging Markets Rising Economies ETF (RISE)

Pictet Emerging Markets Debt ETF (EMFI)

Transamerica Bond Active ETF (TABD)

Transamerica Large Value Active ETF (TALV)

TimesSquare Quality Mid Cap Growth ETF (TSCM)

TimesSquare Quality Small-Mid Cap Growth ETF (TSCQ)

TimesSquare Quality International Small Cap Growth ETF (TSCI)

Harrison Street Infrastructure Active ETF (NFRX)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 10, 2026 to each Fund’s currently effective

Statement of Additional Information (“SAI”)

This supplement provides new and additional information beyond that contained in each Fund’s SAI and should be read in conjunction with the SAI.

Effective April 1, 2026, Steve Sachs was appointed as a Trustee of The 2023 ETF Series Trust (the “Trust”).

Accordingly, revisions to the MANAGEMENT OF THE TRUST section of each Fund’s SAI are set forth below.

Members of the Board

•	The first sentence is hereby deleted and replaced with the following:

There are five members of the Board, all of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”).

Filed pursuant to Rule 497(e)

Registration Nos. 333-272579; 811-23883

•	The table providing information about each of the persons currently serving as a Trustee of the Trust is hereby deleted and replaced with the following table:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During the Past 5 Years
Robert Howard (1971)	Trustee	Since 2023	Founder and Chief Investment Officer, Sierra Brook Capital, LLC (since 2016); Founder and President, Sierra Investments PR LLC (since 2022)	18	Trustee and Chairman of the Board of The 2023 ETF Series Trust II (2023-2025)
Steve Sachs (1969)	Trustee	Since 2026	Chief Operating Officer, Goldman Sachs ETF Accelerator (2015-2025)	18	None
Joan Binstock (1954)	Trustee	Since 2023	Partner, Chief Financial and Operations Officer, Lord Abbett & Co. LLC (1999-2018); Lovell Minnick Partners, Advisers Counsel (since 2018)	18	Trustee of The 2023 ETF Series Trust II (2023-2025); Independent Director, Confluence Technologies (since 2023); Independent Director, KKR Real Estate Select Trust Inc. (since 2020); Independent Director, Morgan Stanley Direct Lending Fund (since 2019); Independent Director, BBH Trust (since 2019); Independent Director, Simcorp A/S (2018-2023)
Ellen Needham (1967)	Trustee	Since 2023	Senior Managing Director, State Street Global Advisors (1992-2023); Chairman, SSGA Funds Management, Inc. (2020-2023); President and Director, SSGA Funds Management, Inc. (2001-2023); Director, State Street Global Advisors, Funds Distributors, LLC (2017-2023)	18	Independent Director, Goldentree Opportunistic Credit Fund (June 2025 - present); Independent Trustee, Russell Investment Company and Russell Investment Funds (47 portfolios) (2024-present); Trustee of The 2023 ETF Series Trust II (2023-2025); Interested Director, SSGA SPDR ETFs Europe I plc (2020-2023); Interested Director, SSGA SPDR ETFs Europe II plc (2020-2023); Interested Trustee, State Street Navigator Securities Lending Trust, State Street Institutional Investment Trust, State Street Institutional Funds, State Street Master Funds, SSGA Funds, and Elfun Funds (2019-2023); Director, State Street Variable Insurance Series Funds, Inc. (2019-2023)
Thomas Lydon, Jr. (1960)	Trustee	Since 2023	President, Lydon Asset Management (dba Global Trends Investments) (since 1996); Vice Chairman, VetaFi LLC (2021-2024); Co-Chief Executive Officer, ETF Flows LLC (2019-2022).	18	Trustee of The 2023 ETF Series Trust II (2023-2025); Independent Trustee, Guggenheim Managed Funds (since 2005); Director, US Global Investors, Inc. (since 1995)

1        Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared incompetent by a court of competent jurisdiction, or is removed.

Filed pursuant to Rule 497(e)

Registration Nos. 333-272579; 811-23883

Individual Trustee Qualifications

•	The following information for Mr. Sachs is added to the Individual Trustee Qualifications section:

The Trust has concluded that Mr. Sachs should serve as a Trustee because of his more than three decades of experience building and leading ETF and mutual fund businesses across global markets. Most recently, Steve served as Global Chief Operating Officer of Goldman Sachs’ ETF Accelerator, where he was a key member of the leadership team that transformed the initiative from concept to a fully built global platform, supporting more than 10 clients and 17 ETFs in the United States and EMEA. Prior to that role, he was Global Head of ETF Capital Markets and Distribution at Goldman Sachs Asset Management, where he was a founding member of the firm’s ETF business and instrumental in designing, developing, and launching 35 ETFs globally. Earlier in his career, Steve led Capital Markets at ProShares, overseeing Capital Markets and street relationships for a $35 billion ETF platform, and held senior trading and leadership positions at Diamond Hill Capital Management, Rydex Investments, Eagle Asset Management, Bank One Investment Advisors, and Nationwide Insurance. A respected industry voice, Steve has contributed to the advancement of ETF market structure and policy through long-standing service on the Investment Company Institute’s (ICI) ETF Advisory Committee and Equity Market Structure Committee, as well as advisory roles with the New York Stock Exchange (NYSE) and Chicago Board Options Exchange (CBOE). Steve holds a Bachelor of Science in Finance (magna cum laude) from Franklin University.

Trustee Compensation

•	The following information for Mr. Sachs is added to the table showing the compensation earned by each Trustee.

Name	Aggregate Compensation From the Harrison Street Infrastructure Active ETF	Aggregate Compensation From the Transamerica Bond Active ETF and Transamerica Large Value Active ETF	Aggregate Compensation From All other Funds	Total Compensation From Fund Complex Paid to Trustees
Steve Sachs	$1,875*	$3,750*	$0*	$30,000*

*	This figure represents the compensation Mr. Sachs received during the period from April 1, 2026 through June 15, 2026.

Please retain this Supplement for future reference.

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